Financial Expenses, Net (Details) - Schedule of financial expenses net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial expenses net [Abstract]
Revaluation of warrants	$ 11,373
Foreign currency transaction loss, net			276
Others	17	15	42
Total financial expenses, net	11,390	15	318
Interest from deposits	(474)	(60)	(126)
Revaluation of warrants		(11,365)	(24,473)
Foreign currency transaction gains, net	(243)	(245)
Other	(76)
Total financial income:	(793)	(11,670)	(25,599)
Financial expense (income), net	$ 10,597	$ (11,655)	$ (24,281)